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UNITED STATES
SECURITIES AND CHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21553
ING Global Equity Dividend and Premium Opportunity Fund
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
The Corporation Trust Company, 1209 Orange
Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2010

ING Global Equity Dividend and
Premium Opportunity Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the ING Funds’ website at www.ingfunds.com; and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the ING Funds’ website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Dear Shareholder,

ING Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company whose shares are traded on the New York Stock Exchange under the symbol “IGD.” The primary objective of the Fund is to provide a high level of income, with a secondary objective of capital appreciation.

The Fund seeks to achieve its objectives by investing in a portfolio of global common stocks that have a history of attractive dividend yields and employing an option strategy of writing call options on a portion of the equity portfolio. The Fund buys out of the money put options on selected indices to partially protect portfolio value from significant market declines and also partially hedges currency exposure to reduce volatility of total return.

For the six month period ended August 31, 2010, the Fund made monthly total distributions of $0.70 per share, all consisting of net investment income. During the six month period, the Fund reduced its monthly distribution from $0.125 to $0.100 per month, commencing with the distribution paid on July 15, 2010.

Based on net asset value (“NAV”), the Fund provided a total return of (1.86)% for the six month period ended August 31, 2010.(1) This NAV return reflects a decrease in its NAV from $11.58 on February 28, 2010 to $10.68 on August 31, 2010. Based on its share price, the Fund provided a total return of (8.11)% for the six month period ended August 31, 2010.(2) This share price return reflects a decrease in its share price from $12.45 on February 28, 2010 to $11.04 on August 31, 2010.

The global equity markets have witnessed a challenging and turbulent period. Please read the Market Perspective and Portfolio Managers’ Report for more information on the market and the Fund’s performance.

At ING Funds our mission is to set the standard in helping our clients manage their financial future. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews
President & Chief Executive Officer
ING Funds
October 8, 2010

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

Market Perspective:  Six Months Ended August 31, 2010

Our previous fiscal year ended near the anniversary of March 9, 2009, when global equities in the form of the MSCI World Indexsm measured in local currencies, including net reinvested dividends (“MSCI” for regions discussed below), touched levels last seen six years earlier. From that low point, the index was 58% higher as the new fiscal year started and continued to rise through mid April 2010. But from there a confluence of local and global concerns sent prices on a downward path. For the six months to August 31, 2010 global equities fell 3.35%. (The MSCI World Indexsm fell 3.48% for the six months ended August 31, 2010, measured in U.S. dollars.) In currencies, the dollar gained 7.3% against the euro, but lost 4.7% to the yen and 1.8% against the pound.

The 12-month rally in equities had become increasingly edgy. The rescue of failing institutions by governments and central banks in Europe and the U.S., together with unprecedented fiscal and monetary stimulus to counter the ensuing recession, had led to enormous, unsustainable budget deficits. Not only would stimulus programs end, but debt would need to be wound down.

Beacons of hope in this rather bleak outlook were the United States and emerging markets, centered on China. The U.S. with its vast, dynamic, flexible economy would surely bounce back most quickly in the developed world and generate global economic activity. Emerging market economies, much more fiscally robust these days, had never suffered much of a financial crisis and recession anyway and were again showing vibrant growth. The demand for capital goods from China might sustain Japan’s export led revival, while in Europe, growth may be tepid but at least the situation was stable.

By early May all of these premises were disintegrating, the erosion gathering pace over the summer, as attention lurched from one economic statistic to the next.

In the U.S., the critical housing market seemed to be improving, boosted by tax credits for home buyers. After sliding for more than three years, house prices (based on the S&P/Case-Shiller 20-City Composite Home Price Index), finally showed year-over-year increases from February. But when the credits expired, sales of new and existing homes slumped to multi-year low levels. Prices would surely follow. Unemployment remained stubbornly high, near 10%, barely scratched by new private sector jobs only averaging about 50,000 per month. Gross Domestic Product (“GDP”) growth in the second quarter of 2010 decelerated to 1.6% annualized. In July testimony, Federal Reserve Chairman Bernanke referred to an “unusually uncertain” outlook, exactly what investors didn’t want to hear and three weeks later the Federal Open Market Committee formally downgraded its assessment for the U.S. economy. Record low Treasury bond yields in the U.S., Germany and the U.K. in August were compelling evidence to some commentators that developed economies were on the cusp of a second recession.

China’s version of a recession was to grow at “only” 9.1% in 2009. In response, the government instructed the banks to expand lending. They did so and first quarter GDP growth rebounded to 11.9%. But inflation picked up and a housing bubble developed. The authorities quickly back-pedaled and repeatedly raised banks’ reserve ratio requirements while tightening the rules on mortgage issuance. Second quarter GDP growth slipped to 10.3% and by the end of August the official Chinese manufacturing purchasing managers suggested the slowest activity in 17 months. The unofficial version compiled by HSBC signaled contraction.

In the Eurozone, default on billions of euro of Greece’s maturing bonds loomed. Amid downgrades, ballooning yields, fears of contagion and doubts about the viability of the euro itself, Eurozone countries dithered until, at last in May, finance ministers and the International Monetary Fund agreed on a Financial Stabilization “mechanism” funded with up to €750 billion. The European Central Bank (“ECB”) started buying the worst-affected countries’ sovereign debt, much of it held in the vulnerable European banking system. The new mechanism and positive results from some rather soft stress testing on banks in July seemed to calm nerves. But uncertainty remained: August ended with a gaping 9.48% spread between the yields on Greek and German 10-year bonds.

U.S. equities, represented by the S&P 500® Index including dividends, fell 4.04% in the first half of the fiscal year. Early economic data were, on balance, favorable, with stock prices also supported by strong earnings reports. First quarter operating earnings per share for S&P 500® companies were, on average, about 92% above those for the corresponding quarter of 2009. By April 23, 2010 the index was up over 10% and at the high point for 2010, before factors described above drove investor sentiment and the market back down amid surging volatility.

In international markets, the MSCI Japan® Index sagged 9.72% for the six months through August. Apparently impressive 1.1% quarterly GDP growth in the first quarter was heavily exports-dependent and gave way to a barely perceptible 0.1% in the second, with domestic demand and consumer prices falling. The MSCI Europe ex UK® Index fell just 0.05%. The sovereign debt trauma subsided after it became clear that the ECB stood behind the banking system, and stress testing on the latter at least revealed no new problems. In the meantime, GDP grew 1.0% in the second quarter. The MSCI UK® Index slipped 0.61%, but excluding BP would have risen about 2%. Having suffered during the sovereign debt crisis due to the U.K.’s own 11% budget deficit, investors seemed to take heart from the newly elected coalition government’s aggressively austere budget that would reduce the deficit to 3.9% by 2015. Supporting this was the return to profit of most banks and second quarter GDP growth of 1.2%.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
MSCI World Indexsm	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.

S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.

S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.

MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.

MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.

Chicago Board Options Exchange BuyWrite Monthly Index (“CBOE BuyWrite Monthly Index”)	A passive total return index based on selling the near-term, at-the-money S&P 500® Index call option against the S&P 500® stock index portfolio each month, on the day the current contract expires.

ING Global Equity Dividend and Premium Opportunity Fund
Portfolio Managers’ Report

Country Allocation
as of August 31, 2010
(as a percent of net assets)

United States	37.7%
France	11.1%
United Kingdom	7.0%
Japan	6.0%
Germany	5.6%
Australia	4.8%
Italy	4.2%
Netherlands	3.5%
Switzerland	2.8%
Hong Kong	2.7%
Spain	2.4%
Singapore	2.2%
Countries less than 2.2%(1)	7.0%
Other Assets and Liabilities – Net	3.0%

Net Assets	100.0%

(1)	Includes six countries, which each represents less than 2.2% of net assets.

Portfolio holdings are subject to change daily.

ING Global Equity Dividend and Premium Opportunity Fund (the “Fund”) seeks to provide investors with a high level of income from a portfolio of global common stocks with historically attractive dividend yields and premiums from call option writing utilizing an integrated option strategy. Under normal market conditions, the Fund will invest at least 80% of its managed assets in a portfolio of common stocks of dividend paying companies located throughout the world, including the U.S. The Fund’s secondary investment objective is capital appreciation.

The Fund is managed by Moudy El Khodr, Nicolas Simar, Kris Hermie, Willem van Dommelen, Edwin Cuppen, Bas Peeters and Alexander van Eekelen, Portfolio Managers, ING Investment Management Advisors B.V. — the Sub-Adviser.*

Equity Portfolio Construction: The stock selection process begins with constructing an eligible universe of global common stocks with market capitalizations typically over $1 billion that have a history of paying dividend yields in excess of 3% annually. Through a multi-step screening process of various fundamental factors and fundamental analysis the portfolio managers construct a portfolio generally consisting of 65 to 90 common stocks with a history of attractive dividend yields, and stable or growing dividends that are supported by business fundamentals.

The Fund’s Integrated Option Strategy: The Fund’s option strategy is designed to seek gains and lower volatility of total returns over a market cycle by selling calls on individual securities and/or selected indices and/or exchange traded funds (“ETFs”) and by buying puts on both local and regional indices.

The Fund’s call option writing is determined based on stock outlook, market opportunities and option price volatility. The Fund seeks to sell call options that are generally short-term (between 10 days and three months until expiration) and at- or near-the-money. The Fund typically maintains its call positions until expiration, but it retains the option to buy back the call options and sell new call options. The Fund may generate premiums by writing (selling) call options on individual securities and/or selected equity indices and/or ETFs, and may also engage in other related option strategies to seek gains and lower volatility over a market cycle.

The Fund may seek, and during the reporting period sought, to partially hedge against significant market declines by buying out-of-the-money put options on related indices, such as the S&P 500® Index, the Financial Times Stock Exchange 100 Index (“FTSE 100”), the Nikkei All Stock Index (“Nikkei”), the Dow Jones Euro Stoxx 50 (Price) Index (“EuroStoxx50”) or any other broad-based global or regional securities index with an active derivatives market. The Fund generally invests in out-of-the-money puts that expire in 20 to 125 trading days. A portion of the premiums generated from the call strategy is used to buy put protection. Also, the Fund may seek to, and during the reporting period sought to, partially hedge the foreign currency risk inherent in its international equity holdings. Such currency hedges are implemented either by selling the international currencies forward, writing calls or by buying out-of-the-money puts on international currencies versus the U.S. Dollar.

Performance: Based on net asset value (“NAV”) as of August 31, 2010, the Fund provided a total return of (1.86)% for the six month period. This NAV return reflects a decrease in its NAV from $11.58 on February 28, 2010 to $10.68 on August 31, 2010. Based on its share price, the Fund provided a total return of (8.11)% for the six month period.

Top Ten Holdings
as of August 31, 2010
(as a percent of net assets)

Vivendi	1.7%
Kraft Foods, Inc.	1.6%
Telefonica S.A.	1.6%
AT&T, Inc.	1.6%
Credit Suisse Group	1.6%
Nintendo Co., Ltd.	1.6%
ENI S.p.A.	1.6%
Sanofi-Aventis	1.6%
Pfizer, Inc.	1.6%
Royal Dutch Shell PLC	1.6%

Portfolio holdings are subject to change daily.

ING Global Equity Dividend and Premium Opportunity Fund
Portfolio Managers’ Report

This share price return reflects a decrease in its share price from $12.45 on February 28, 2010 to $11.04 on August 31, 2010. The MSCI World Indexsm and the Chicago Board Options Exchange (“CBOE”) BuyWrite Monthly Index (“BXM Index”) returned (3.48)% and (3.05)%, respectively, for the reporting period. During the six month period, the Fund made monthly total distributions of $0.70 per share, all consisting of net investment income. During the six month period, the Fund reduced its monthly distribution from $0.125 to $0.100 per month, commencing with the distribution paid on July 15, 2010. As of August 31, 2010, the Fund had 97,023,460 shares outstanding.

Market Review: The review period was characterized by considerable market volatility. The escalating Greek sovereign debt crisis and concerns about the sustainability of the global economic recovery led to a sharp market sell-off and a sharply lower euro versus the U.S. dollar between late April and early June. Aggressive support from the European Central Bank helped stabilize markets in June, followed by a partial market recovery for the remainder of the period as it became apparent that the global expansion was still on track. North America, Europe and Japan posted declines for the period, while Asia-Pacific ex-Japan held up well and emerging markets posted a positive return. The information technology, healthcare and energy sectors were notably weak, while the consumer, telecommunication services, and utilities sectors rose in a choppy market.

Equity Portfolio: For the review period, the equity portfolio outperformed its reference index, the MSCI World Indexsm. Sector allocation contributed to the performance, due largely to overweighing the relatively defensive utilities and telecommunication services sectors. Security selection within sectors added value, especially in the consumer staples, healthcare, energy and utilities sectors, but detracted in the materials and telecommunication services sectors. The regional allocation result was modestly positive, while security selection was strongly positive in North America but was partly offset by a negative selection effect within Europe.

Option Portfolio: The option strategy seeks to reduce volatility of total returns and to supplement distributions by selling call options and by buying puts. In the reporting period, around two-thirds of the call option premium came from index call options, the remaining one-third came from overwriting individual stocks. At the beginning of this year we changed the option strategy from a fixed-premium strategy (i.e. variable coverage) to a fixed-coverage strategy (i.e. variable premium) to align with changing fund objectives. At the same time we reduced the equity index put coverage from 50% to approximately 25% of the total portfolio’s value. The call option coverage ratio was maintained at approximately 50% of the portfolio’s value during the period.

Call options were sold generally at-the-money and implemented in the over-the-counter market to enable the Fund managers to profit from its flexibility, liquidity and opportunities. The markets ended the first half of the year lower than where they began, with a large contraction halfway through May and strong recovery mid-June and late July through early August. The result was elevated volatilities in April and May and stabilizing volatilities towards the end of August. With regard to the option strategy the premiums received were higher early in the year and decreased towards the end of August. The total premium collected exceeded the amount that had to be settled at expiry; therefore, the call-writing strategy added value. Most of the put option portfolio expired out of the money; the put-buying strategy therefore detracted from results. Overall, the option overlay contributed to the Fund’s total return for the period.

A significant part of the Fund’s investments is directly exposed to currency risk, due to investments in global markets. To mitigate this risk, the Fund uses foreign-exchange (FX) option collars covering approximately 50% of the FX exposure. For the review period as a whole the collars added value, largely due to the appreciation of the U.S. dollar in May and June.

Current Outlook & Strategy: High-dividend and income strategies seek to dampen volatility versus the broader market across an investment cycle. While our market outlook remains constructive, we believe a continuation of the strong gains since March 2009 through early 2010 is unlikely. For the developed countries, we expect the economic recovery to be anemic by historical standards, as deleveraging and modest consumption at best constrain growth. Given this scenario, we believe market gains are likely to be modest and erratic. We believe the Fund’s dividend approach is well positioned for this outcome. Current volatility levels remain significantly higher than when the Fund was launched in March 2005, indicating continued opportunities for attractive call writing.

*	Effective September 30, 2010, Edwin Cuppen is added as a portfolio manager to the Fund and Frank van Etten is removed as a portfolio manager to the Fund.

Portfolio holdings and characteristic are subject to change and may not be representative of current holdings and characteristics.
Performance data represents past performance and is no guarantee of future results.
An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2010 (Unaudited)

ASSETS:
Investments in securities at value*	$1,004,687,099
Cash	30,468,512
Receivables:
Investment securities sold	14,601,473
Dividends and interest	4,758,797
Prepaid expenses	3,084

Total assets	1,054,518,965

LIABILITIES:
Payable for investment securities purchased	192,798
Payable to affiliates	818,542
Payable to custodian due to foreign currency overdraft**	6,775,360
Payable for trustee fees	12,784
Other accrued expenses and liabilities	250,437
Written options, at fair value^	10,740,383

Total liabilities	18,790,304

NET ASSETS (equivalent to $10.68 per share on 97,023,460 shares outstanding)	$1,035,728,661

NET ASSETS WERE COMPRISED OF:
Paid-in capital — shares of beneficial interest at $0.01 par value (unlimited shares authorized)	$1,577,437,083
Distributions in excess of net investment income	(51,841,130)
Accumulated net realized loss	(476,396,633)
Net unrealized depreciation	(13,470,659)

NET ASSETS	$1,035,728,661

* Cost of investments in securities	$1,025,635,272
** Cost of foreign currency overdraft	$6,702,970
^ Premiums received on options written	$18,317,643

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$29,086,136
Interest	5,433

Total investment income	29,091,569

EXPENSES:
Investment management fees	5,660,798
Transfer agent fees	16,620
Administrative service fees	539,119
Shareholder reporting expense	92,315
Professional fees	39,310
Custody and accounting expense	121,829
Trustee fees	21,907
Miscellaneous expense	101,448

Total expenses	6,593,346
Net waived and reimbursed fees	(858,251)

Net expenses	5,735,095

Net investment income	23,356,474

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	38,287,072
Foreign currency related transactions	(2,176,186)
Written options	3,567,675

Net realized gain	39,678,561

Net change in unrealized appreciation or depreciation on:
Investments	(87,499,010)
Foreign currency related transactions	294,496
Written options	4,331,898

Net change in unrealized appreciation or depreciation	(82,872,616)

Net realized and unrealized loss	(43,194,055)

Decrease in net assets resulting from operations	$(19,837,581)

* Foreign taxes withheld	$2,290,086

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Six Months
	Ended	Year Ended
	August 31,	February 28,
	2010	2010

FROM OPERATIONS:
Net investment income	$23,356,474	$36,696,046
Net realized gain (loss)	39,678,561	(163,645,764)
Net change in unrealized appreciation or depreciation	(82,872,616)	463,535,412

Increase (decrease) in net assets resulting from operations	(19,837,581)	336,585,694

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(67,733,410)	(28,136,372)
Return of capital	—	(142,562,967)

Total distributions	(67,733,410)	(170,699,339)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	5,389,415	12,397,012
Cost of shares repurchased, net of commissions	—	(8,262,047)

Net increase in net assets resulting from capital share transactions	5,389,415	4,134,965

Net increase (decrease) in net assets	(82,181,576)	170,021,320

NET ASSETS:
Beginning of period	1,117,910,237	947,888,917

End of period	$1,035,728,661	$1,117,910,237

Distributions in excess of net investment income at end of period	$(51,841,130)	$(7,464,194)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Six Months					March 30,
	Ended	Year Ended				2005(1) to
	August 31,	February 28,	February 28,	February 29,	February 28,	February 28,
	2010	2010	2009	2008	2007	2006

Per Share Operating Performance:
Net asset value, beginning of period	$11.58	9.81	17.39	19.98	19.08	19.06 (2)
Income (loss) from investment operations:
Net investment income	$0.24	0.38	0.68 *	0.66 *	0.67 *	0.63
Net realized and unrealized gain (loss) on investments	$(0.44)	3.17	(6.39)	(1.18)	2.09	0.79
Total from investment operations	$(0.20)	3.55	(5.71)	(0.52)	2.76	1.42
Less distributions from:
Net investment income	$0.70	0.30	0.95	0.61	0.57	0.66
Net realized gains on investments	$—	—	—	1.35	1.24	0.43
Return of capital	$—	1.48	0.92	0.11	0.06	0.31
Total distributions	$0.70	1.78	1.87	2.07	1.87	1.40
Adjustment to paid-in capital for offering costs	$—	—	—	—	0.01	—
Net asset value, end of period	$10.68	11.58	9.81	17.39	19.98	19.08
Market value, end of period	$10.75	12.45	8.14	17.34	20.55	18.96
Total investment return at net asset value(3)%	(1.86)	38.12	(34.02)	(2.74)	15.32	7.84
Total investment return at market value(4)%	(8.11)	78.96	(45.09)	(5.71)	19.35	2.13

Ratios and Supplemental Data:
Net assets, end of period (000s)	$1,035,729	1,117,910	947,889	1,691,458	1,933,397	1,825,844
Ratios to average net assets:
Gross expenses prior to expense waiver(5)%	1.22	1.23	1.22	1.23	1.21	1.23
Net expenses after expense waiver(5)(6)%	1.06	1.03	1.02	1.03	1.01	1.03
Net investment income after expense waiver(5)(6)%	4.33	3.34	4.76	3.40	3.43	3.75
Portfolio turnover rate %	35	72	84	79	119	112

(1)	Commencement of operations.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.

(3)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	The Investment Advisor has contractually agreed to waive a portion of its fee equivalent to 0.20% of the Fund’s managed assets for the first five years of the Fund’s existence. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited)

NOTE 1 — ORGANIZATION

ING Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to guidance from the U.S. Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund is organized as a Delaware statutory trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles for investment companies.

A. Security Valuation. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing 60 days or less from date of acquisition are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculations of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended August 31, 2010, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date or in the case of certain foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade,

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer duration, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter duration.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. As of August 31, 2010, the total value of purchased OTC options subject to counterparty credit risk was $4,288,105. The counterparties did not post any collateral to the Fund at year end.

The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2010, the total value of written OTC call options subject to Master Agreements in a net liability position was $10,740,383. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its open written OTC call options at year end.

H. Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. For the six months ended August 31, 2010, the Fund has entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund uses forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, and to maintain diversity and liquidity of the portfolio.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund’s option strategy seeks to reduce volatility of total returns and to supplement distributions by selling call options and buying puts options on indices and individual securities.

The Fund is also subject to foreign currency risk given its significant investments in foreign equities. In order to mitigate this risk, the Fund uses foreign-exchange option collars covering approximately 50% of the foreign currency exposure. Please refer to Note 6 for

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the volume of both purchased and written option activity during the six months ended August 31, 2010.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Adviser”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under an investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 1.05% of the Fund’s average daily managed assets. For the first five years of the Fund’s existence, the Investment Adviser will contractually waive a portion of its fee equivalent to 0.20% of the Fund’s managed assets. Beginning in the sixth year, the fee waiver will decline each year by 0.05% until it is eliminated in the ninth year. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2010, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (“Sub-Advisory Agreement”) with ING Investment Management Advisors B.V. (“IIMA”), an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING Groep”), domiciled in The Hague, The Netherlands. Subject to policies as the Board or the Investment Adviser might determine, IIMA manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

The Investment Adviser has also retained ING Investment Management Co. (“ING IM” or “Consultant”), a Connecticut corporation, to provide certain consulting services for the Investment Adviser. These services include, among other things, furnishing statistical and other factual information; providing advice with respect to potential investment strategies that may be employed for the Fund, including, but not limited to, potential options strategies; developing economic models of the anticipated investment performance and yield for the Fund; and providing advice to the Investment Adviser and/or Sub-Adviser with respect to the Fund’s level and/or managed distribution policy. For its services, the Consultant will receive a consultancy fee from the Investment Adviser. No fee will be paid by the Fund directly to the Consultant.

ING Funds are permitted to invest end-of-day cash balances into ING Institutional Prime Money Market Fund. Investment management fees paid by the Fund will be reduced by an amount equal to the management fees paid indirectly to the ING Institutional Prime Money Market Fund with respect to assets invested by the Fund. For the six months ended August 31, 2010 the Fund did not invest in ING Institutional Prime Money Market Fund and thus waived no such management fees. These fees are not subject to recoupment.

ING Funds Services, LLC, a Delaware limited liability company, (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, IIMA, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING Groep. ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be divested by ING Groep by the end of 2013. While there can be no assurance that it will be carried out, the restructuring plan presents certain risks, including uncertainty about the effect on the businesses of the ING entities that service the Fund and potential termination of the Fund’s existing advisory agreement, which may trigger the need for shareholder approval of new agreements.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2010, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued
Investment	Accrued
Management	Administrative
Fees	Fees	Total
$729,188	$89,354	$818,542

The Fund has adopted a Retirement Policy (“Policy”) covering independent trustees of the Fund who were trustees on or before May 9, 2007, and who will have served as an independent trustee for at least five years as of the date of their retirement (as that term is defined in the Policy). Benefits under the Policy are based on an annual rate as defined in the Policy.

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

The Fund places a portion of its transactions with brokerage firms which are affiliates of the Investment Adviser. The commissions paid to these affiliated firms during the year ended August 31, 2010 were:

Affiliated Broker	Commissions Received

ING Baring, LLC	$4,218

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the period ended August 31, 2010, excluding short-term securities, were $354,468,116 and $362,779,890, respectively.

NOTE 6 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased OTC put options on indices were as follows:

	Number of
	Contracts	Cost

Balance at 02/28/10	783,200	$7,689,364
Options Purchased	905,450	9,934,318
Options Expired	(1,092,300)	(11,562,316)
Options Exercised	—	—
Options Terminated in Closing Sell Transactions	(148,300)	(1,059,678)

Balance at 08/31/10	448,050	$5,001,688

Transactions in purchased OTC put options on foreign currencies were as follows:

	USD
	Notional	Cost

Balance at 02/28/10	$243,500,000	$2,043,975
Options Written	429,500,000	3,595,750
Options Expired	(290,000,000)	(2,411,900)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(165,500,000)	(1,414,475)

Balance at 08/31/10	$217,500,000	$1,813,350

Transactions in written OTC call options on securities were as follows:

	Number of	Premiums
	Contracts	Received

Balance at 02/28/10	11,534,000	$5,836,558
Options Written	52,890,000	28,252,091
Options Expired	(24,225,000)	(12,931,853)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(29,426,000)	(15,608,270)

Balance at 08/31/10	10,773,000	$5,548,526

Transactions in written OTC call options on indices were as follows:

	Number of	Premiums
	Contracts	Received

Balance at 02/28/10	628,100	$10,396,386
Options Written	2,440,075	42,235,037
Options Expired	(1,532,325)	(16,972,873)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(927,750)	(24,702,783)

Balance at 08/31/10	608,100	$10,955,767

Transactions in written OTC call options on foreign currencies were as follows:

	USD	Premiums
	Notional	Received

Balance at 02/28/10	$243,500,000	$2,043,975
Options Written	429,500,000	3,595,750
Options Expired	(415,500,000)	(3,477,975)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(40,000,000)	(348,400)

Balance at 08/31/10	$217,500,000	$1,813,350

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 7 — CONCENTRATION OF INVESTMENT RISKS (continued)

Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and may invest up to 20% of its managed assets in securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Six Months	Year
	Ended	Ended
	August 31,	February 28,
	2010	2010

Number of Shares
Reinvestment of distributions	476,620	1,045,924
Shares repurchased	—	(1,106,116)

Net increase (decrease) in shares outstanding	476,620	(60,192)

$
Reinvestment of distributions	$5,389,415	$12,397,012
Shares repurchased, net of commissions	—	(8,262,047)

Net increase	$5,389,415	$4,134,965

Share Repurchase Program

Effective December 2008, the Board authorized an open-market share repurchase program pursuant to which the Fund could purchase, over the period ended December 31, 2009, up to 10% of its stock, in open-market transactions. There was no assurance that the Fund would purchase shares at any particular discount level or in any particular amounts. The share repurchase program sought to enhance shareholder value by purchasing shares trading at a discount from their NAV per share, in an attempt to reduce or eliminate the discount or to increase the NAV per share of the applicable remaining shares of the Fund.

For the year ended February 28, 2010, the Fund repurchased 1,106,116 shares, representing approximately 1.2% of the Fund’s outstanding shares for a net purchase price of $8,262,047 (including commissions of $33,183). Shares were repurchased at a weighted-average discount from NAV per share of 20.13% and a weighted-average price per share of $7.44.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment corporations and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2010. The tax

NOTES TO FINANCIAL STATEMENTS as of August 31, 2010 (Unaudited) (continued)

NOTE 9 — FEDERAL INCOME TAXES (continued)

composition of dividends and distributions as of the Fund’s most recent tax year-end was as follows:

Tax Year Ended
December 31, 2009
Ordinary	Return
Income	of Capital

$31,274,804	$142,562,967

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2009 were:

Unrealized	Capital Loss	Expiration
Appreciation	Carryforwards	Date

$56,540,484	$(155,459,076)	2016
	(325,327,424)	2017

	$(480,786,500)

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2005.

As of August 31, 2010, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 10 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2010, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date

$0.100	8/16/2010	9/15/2010	9/3/2010
$0.100	9/15/2010	10/15/2010	10/5/2010

Each quarter, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. At the Fund’s tax year end, the Fund may re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any. A significant portion of the quarterly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited)

			Percent
			of Net
Shares		Value	Assets

COMMON STOCK: 94.3%

	Australia: 4.1%
4,498,874	Telstra Corp. Ltd.	$11,049,798	1.0

	Other Securities	31,850,970	3.1

		42,900,768	4.1

	Canada: 1.9%
326,423	TransCanada Corp.	11,632,273	1.1

	Other Securities	8,090,364	0.8

		19,722,637	1.9

	Denmark: 0.8%
	Other Securities	7,885,962	0.8

	Finland: 1.5%
1,880,807	Nokia OYJ	16,026,437	1.5

	France: 11.1%
283,430	Bouygues S.A.	11,442,596	1.1

255,167	Carrefour S.A.	11,528,038	1.1

363,845	Gaz de France	11,219,915	1.1

245,401	Lafarge S.A.	11,258,222	1.1

290,582	Sanofi-Aventis	16,634,750	1.6

349,867	Total S.A.	16,273,865	1.6

263,737	Vinci S.A.	11,513,276	1.1

750,468	Vivendi	17,411,927	1.7

	Other Securities	7,510,058	0.7

		114,792,647	11.1

	Germany: 5.6%
160,828	Allianz AG	16,418,333	1.6

696,871	Deutsche Post AG	11,372,774	1.1

397,765	E.ON AG	11,164,170	1.1

87,899	Muenchener Rueckversicherungs AG	11,201,225	1.1

	Other Securities	7,492,086	0.7

		57,648,588	5.6

	Hong Kong: 2.7%
319,602	China Mobile Ltd. ADR	16,401,975	1.6

820,682	Hang Seng Bank Ltd.	11,281,949	1.1

		27,683,924	2.7

	Ireland: 1.1%
762,119	CRH PLC	11,692,590	1.1

	Italy: 4.2%
628,560	Altantia S.p.A.	11,813,569	1.1

842,387	ENI S.p.A.	16,643,968	1.6

	Other Securities	15,029,789	1.5

		43,487,326	4.2

	Japan: 5.9%
7,132,100	Mizuho Financial Group, Inc.	10,938,624	1.0

60,100	Nintendo Co., Ltd.	16,661,530	1.6

6,771	NTT DoCoMo, Inc.	11,473,625	1.1

371,900	Sumitomo Mitsui Financial Group, Inc.	11,036,844	1.1

245,900	Takeda Pharmaceutical Co., Ltd.	11,301,913	1.1

		61,412,536	5.9

	Netherlands: 2.7%
622,388	Royal Dutch Shell PLC	16,477,769	1.6

818,455	Royal KPN NV	11,833,172	1.1

		28,310,941	2.7

	Singapore: 2.2%
1,105,500	DBS Group Holdings Ltd.	11,355,455	1.1

5,154,000	Singapore Telecommunications Ltd.	11,743,968	1.1

		23,099,423	2.2

	Spain: 2.4%
763,956	Telefonica S.A.	16,884,851	1.6

	Other Securities	7,660,856	0.8

		24,545,707	2.4

	Switzerland: 2.8%
381,578	Credit Suisse Group	16,687,837	1.6

227,045	Novartis AG ADR	11,917,592	1.2

		28,605,429	2.8

	Taiwan: 1.6%
1,728,941	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,269,335	1.6

	United Kingdom: 6.2%
608,730	GlaxoSmithKline PLC	11,359,746	1.1

1,413,124	Reed Elsevier PLC	11,308,414	1.1

5,965,757	Royal & Sun Alliance Insurance Group	11,218,101	1.1

647,792	Scottish & Southern Energy PLC	11,365,667	1.1

4,009,161	Thomas Cook Group PLC	11,123,110	1.1

	Other Securities	7,808,966	0.7

		64,184,004	6.2

	United States: 37.5%
228,420	Abbott Laboratories	11,270,243	1.1

409,021	Ameren Corp.	11,481,219	1.1

322,457	American Electric Power Co., Inc.	11,418,202	1.1

463,008	Arthur J. Gallagher & Co.	11,505,749	1.1

621,706	AT&T, Inc.	16,804,713	1.6

291,948	Automatic Data Processing, Inc.	11,272,112	1.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

			Percent
			of Net
Shares		Value	Assets

	United States (continued)

432,409	Bristol-Myers Squibb Co.	$11,277,227	1.1

221,425	Chevron Corp.	16,420,878	1.6

531,264	ConAgra Foods, Inc.	11,469,990	1.1

308,925	ConocoPhillips	16,196,938	1.6

241,052	Consolidated Edison, Inc.	11,457,202	1.1

281,001	Exelon Corp.	11,442,361	1.1

943,386	Hudson City Bancorp., Inc.	10,872,524	1.0

253,060	Kimberly-Clark Corp.	16,297,064	1.6

564,262	Kraft Foods, Inc.	16,899,647	1.6

156,237	McDonald’s Corp.	11,414,675	1.1

328,855	Merck & Co., Inc.	11,562,542	1.1

1,036,700	Pfizer, Inc.	16,514,631	1.6

220,034	Philip Morris International, Inc.	11,318,549	1.1

842,350	Pitney Bowes, Inc.	16,206,814	1.6

200,805	Reynolds American, Inc.	10,951,905	1.0

314,299	Southern Co.	11,531,630	1.1

341,242	Waste Management, Inc.	11,291,698	1.1

	Other Securities	91,879,351	8.9

		388,757,864	37.5
	Total Common Stock (Cost $994,755,024)	977,026,118	94.3

REAL ESTATE INVESTMENT TRUSTS: 2.3%

	Australia: 0.7%
	Other Securities	7,717,758	0.7

	Netherlands: 0.8%
	Other Securities	7,830,706	0.8

	United Kingdom: 0.8%
	Other Securities	7,824,412	0.8

	Total Real Estate Investment Trusts (Cost $24,065,210)	23,372,876	2.3

					Percent
# of					of Net
Contracts	Counterparty			Value	Assets

POSITIONS IN PURCHASED OPTIONS: 0.4%

	European Union: 0.1%
4,000	Morgan Stanley	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,389.830 EUR, Expires 09/17/10	$49,647	0.0

3,800	Royal Bank of Scotland Group PLC	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,294.160 EUR, Expires 10/15/10	112,860	0.0

6,500	Goldman Sachs & Co.	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,302.890 EUR, Expires 11/19/10	418,546	0.1

27,000,000	JPMorgan Chase & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.165, Expires 09/21/10	5,718	0.0

26,000,000	Goldman Sachs & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.214, Expires 10/20/10	155,684	0.0

40,000,000	Goldman Sachs & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.197, Expires 11/22/10	315,115	0.0

				1,057,570	0.1

	Japan: 0.1%
95,000	Royal Bank of Scotland Group PLC	@	Nikkei 225 Index, Strike Price 8,921.070 JPY, Expires 09/17/10	328,818	0.1

102,000	UBS Warburg LLC	@	Nikkei 225 Index, Strike Price 8,336.700 JPY, Expires 10/15/10	247,109	0.0

94,000	Morgan Stanley	@	Nikkei 225 Index, Strike Price 8,153.280 JPY, Expires 11/19/10	281,765	0.0

20,500,000	JPMorgan Chase & Co.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 95.800, Expires 09/21/10	119	0.0

22,000,000	JPMorgan Chase & Co.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 91.000, Expires 10/20/10	18,785	0.0

20,500,000	Citigroup, Inc.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 89.800, Expires 11/22/10	70,959	0.0

				947,555	0.1

	United Kingdom: 0.0%
1,250	Morgan Stanley	@	FTSE 100 Index, Strike Price 4,694.898 GBP, Expires 09/17/10	19,378	0.0

1,300	Morgan Stanley	@	FTSE 100 Index, Strike Price 4,569.260 GBP, Expires 10/15/10	76,308	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

					Percent
# of					of Net
Contracts	Counterparty			Value	Assets

	United Kingdom (continued)

1,200	Societe Generale	@	FTSE 100 Index, Strike Price 4,580.000 GBP, Expires 11/19/10	$150,958	0.0

20,000,000	Citigroup, Inc.	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.400, Expires 09/21/10	2,506	0.0

22,500,000	Barclays Bank PLC	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.430, Expires 10/20/10	53,739	0.0

19,000,000	Citigroup, Inc.	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.470, Expires 11/22/10	179,156	0.0

				482,045	0.0

	United States: 0.2%
45,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 991.460 USD, Expires 09/17/10	333,671	0.0

48,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 937.070 USD, Expires 10/15/10	521,332	0.1

46,000	Goldman Sachs & Co.	@	S&P 500® Index, Strike Price 937.700 USD, Expires 11/19/10	945,932	0.1

				1,800,935	0.2
	Total Positions in Purchased Options (Cost $6,815,038)			4,288,105	0.4

	Total Investments in Securities (Cost $1,025,635,272)*			$1,004,687,099	97.0
	Other Assets and Liabilities - Net			31,041,562	3.0

	Net Assets			$1,035,728,661	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2010.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt

@	Non-income producing security

*	Cost for federal income tax purposes is $1,088,786,819.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$63,126,224
Gross Unrealized Depreciation	(147,225,944)

Net Unrealized Depreciation	$(84,099,720)

Percentage of
Industry	Net Assets

Consumer Discretionary	7.1%
Consumer Staples	9.9
Energy	11.3
Financials	21.5
Health Care	9.8
Industrials	8.6
Information Technology	6.5
Materials	3.0
Purchased Option	0.4
Telecommunication Services	9.3
Utilities	9.6
Other Assets and Liabilities – Net	3.0

Net Assets	100.0%

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2010 in valuing the Fund’s assets and liabilities:

	Quoted Prices
	in Active Markets	Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	8/31/2010

Asset Table
Investments, at value
Common Stock
Australia	$—	$42,900,768	$—	$42,900,768
Canada	19,722,637	—	—	19,722,637
Denmark	—	7,885,962	—	7,885,962
Finland	—	16,026,437	—	16,026,437
France	—	114,792,647	—	114,792,647
Germany	—	57,648,588	—	57,648,588
Hong Kong	16,401,975	11,281,949	—	27,683,924
Ireland	—	11,692,590	—	11,692,590
Italy	—	43,487,326	—	43,487,326
Japan	—	61,412,536	—	61,412,536
Netherlands	—	28,310,941	—	28,310,941
Singapore	—	23,099,423	—	23,099,423
Spain	—	24,545,707	—	24,545,707
Switzerland	11,917,592	16,687,837	—	28,605,429
Taiwan	16,269,335	—	—	16,269,335
United Kingdom	—	64,184,004	—	64,184,004
United States	388,757,864	—	—	388,757,864

Total Common Stock	453,069,403	523,956,715	—	977,026,118

Real Estate Investment Trusts	—	23,372,876	—	23,372,876
Positions In Purchased Options	—	4,288,105	—	4,288,105

Total Investments, at value	$453,069,403	$551,617,696	$—	$1,004,687,099

Liabilities Table
Other Financial Instruments+:
Written options	—	(10,740,383)	—	(10,740,383)

Total Liabilities	$—	$(10,740,383)	$—	$(10,740,383)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their market value at measurement date.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Written OTC Call Options

# of			Expiration			Premiums	Fair
Contracts	Counterparty	Description	Date	Strike		Received	Value

Options on Securities
106,000	Morgan Stanley	Australia & New Zealand Banking Group Ltd.	09/29/10	22.335	AUD	$76,893	$(77,642)
343,000	Morgan Stanley	Insurance Australia Group	09/29/10	3.241	AUD	34,697	(65,988)
263,000	Societe Generale	Macquarie Airports Management Ltd.	09/29/10	2.922	AUD	26,605	(27,371)
1,155,000	Morgan Stanley	Telstra Corp. Ltd.	09/29/10	2.761	AUD	91,113	(65,215)
74,000	Barclays Bank PLC	Wesfarmers Ltd.	09/29/10	30.323	AUD	62,322	(134,434)
190,000	Barclays Bank PLC	Westfield Group	09/29/10	12.358	AUD	54,996	(75,015)
101,000	Barclays Bank PLC	Credit Suisse Group	09/29/10	44.610	CHF	200,322	(183,726)
165,000	Nomura	Altantia S.p.A.	09/29/10	14.691	EUR	94,106	(103,315)
32,000	Royal Bank of Scotland Group PLC	BNP Paribas	09/29/10	49.620	EUR	108,952	(96,551)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

# of			Expiration			Premiums	Fair
Contracts	Counterparty	Description	Date	Strike		Received	Value

73,000	Nomura	Bouygues S.A.	09/29/10	31.722	EUR	$135,581	$(145,843)
67,000	Morgan Stanley	Carrefour S.A.	09/29/10	34.720	EUR	110,776	(155,715)
225,000	UBS Warburg LLC	ENI S.p.A.	09/29/10	15.042	EUR	125,148	(140,166)
726,000	Nomura	Intesa Sanpaolo S.p.A.	09/29/10	2.246	EUR	115,414	(88,697)
64,000	Barclays Bank PLC	Lafarge S.A.	09/29/10	36.850	EUR	133,878	(106,137)
503,000	Morgan Stanley	Nokia OYJ	09/29/10	6.857	EUR	206,790	(157,223)
168,000	Morgan Stanley	Royal Dutch Shell PLC	09/29/10	20.825	EUR	123,359	(136,522)
79,000	Royal Bank of Scotland Group PLC	Sanofi-Aventis	09/29/10	44.300	EUR	140,269	(185,887)
96,000	Royal Bank of Scotland Group PLC	Suez SA	09/29/10	24.160	EUR	113,025	(112,468)
93,000	Royal Bank of Scotland Group PLC	Total S.A.	09/29/10	36.875	EUR	144,530	(127,944)
225,000	Goldman Sachs & Co.	UBI Banca	09/29/10	7.130	EUR	88,835	(57,154)
69,000	Goldman Sachs & Co.	Vinci S.A.	09/29/10	34.090	EUR	124,243	(138,258)
197,000	Societe Generale	Vivendi	09/29/10	17.320	EUR	152,877	(329,735)
168,000	Morgan Stanley	GlaxoSmithKline PLC	09/29/10	12.024	GBP	80,020	(93,607)
214,000	Morgan Stanley	HSBC Holdings PLC	09/29/10	6.329	GBP	67,328	(82,869)
299,000	Barclays Bank PLC	DBS Group Holdings Ltd.	09/29/10	13.728	SGD	60,583	(62,107)
1,417,000	UBS Warburg LLC	Singapore Telecommunications Ltd.	09/29/10	3.020	SGD	72,144	(116,425)
63,000	Goldman Sachs & Co.	Abbott Laboratories	09/29/10	49.460	USD	71,669	(64,937)
93,000	Nomura	Altria Group, Inc.	09/29/10	22.530	USD	29,332	(18,046)
114,000	Morgan Stanley	Ameren Corp.	09/29/10	27.474	USD	85,762	(125,268)
89,000	Barclays Bank PLC	American Electric Power Co., Inc.	09/29/10	35.290	USD	71,609	(77,108)
167,000	Goldman Sachs & Co.	AT&T, Inc.	09/29/10	26.845	USD	103,557	(120,773)
79,000	Societe Generale	Automatic Data Processing, Inc.	09/29/10	38.490	USD	78,858	(71,258)
119,000	Morgan Stanley	Bristol-Myers Squibb Co.	09/29/10	25.960	USD	88,667	(74,623)
59,000	Nomura	Chevron Corp.	09/29/10	73.970	USD	126,561	(120,722)
86,000	Societe Generale	China Mobile Ltd. ADR	09/29/10	51.910	USD	88,838	(62,971)
82,000	Societe Generale	ConocoPhillips	09/29/10	53.140	USD	143,361	(102,985)
67,000	Barclays Bank PLC	Consolidated Edison, Inc.	09/29/10	47.350	USD	57,426	(65,525)
52,000	Barclays Bank PLC	EI Du Pont de Nemours & Co.	09/29/10	39.950	USD	72,077	(92,045)
76,000	Barclays Bank PLC	Exelon Corp.	09/29/10	40.280	USD	74,389	(91,663)
154,000	Societe Generale	H&R Block, Inc.	09/29/10	13.332	USD	99,438	(55,011)
265,000	Societe Generale	Hudson City Bancorp., Inc.	09/29/10	11.470	USD	95,453	(105,585)
103,000	Goldman Sachs & Co.	JC Penney Co., Inc.	09/29/10	20.800	USD	119,758	(72,344)
70,000	Goldman Sachs & Co.	Kimberly-Clark Corp.	09/29/10	63.570	USD	80,906	(95,911)
31,000	Barclays Bank PLC	Kinder Morgan Energy Partners LP	09/29/10	67.240	USD	41,273	(30,968)
155,000	Nomura	Kraft Foods, Inc.	09/29/10	28.928	USD	99,184	(166,544)
107,000	Morgan Stanley	Leggett & Platt, Inc.	09/29/10	18.955	USD	75,488	(71,962)
28,000	Barclays Bank PLC	Lorillard, Inc.	09/29/10	76.110	USD	50,840	(54,543)
42,000	Goldman Sachs & Co.	McDonald’s Corp.	09/29/10	72.900	USD	65,436	(66,808)
89,000	Barclays Bank PLC	Merck & Co., Inc.	09/29/10	34.090	USD	92,951	(129,102)
61,000	Barclays Bank PLC	Novartis AG ADR	09/29/10	51.100	USD	96,636	(138,300)
74,000	UBS Warburg LLC	NYSE Euronext	09/29/10	27.767	USD	77,626	(63,167)
281,000	Goldman Sachs & Co.	Pfizer, Inc.	09/29/10	16.010	USD	143,507	(114,761)
60,000	UBS Warburg LLC	Philip Morris International, Inc.	09/29/10	50.951	USD	63,900	(66,464)
114,000	UBS Warburg LLC	Pitney Bowes, Inc.	09/29/10	19.419	USD	99,180	(56,551)
79,000	Barclays Bank PLC	PPL Corp.	09/29/10	26.760	USD	42,913	(59,027)
55,000	Societe Generale	Reynolds American, Inc.	09/29/10	55.015	USD	69,806	(39,473)
87,000	Societe Generale	Southern Co.	09/29/10	36.140	USD	56,593	(84,914)
100,000	UBS Warburg LLC	Spectra Energy Corp.	09/29/10	20.793	USD	64,000	(40,775)
467,000	Barclays Bank PLC	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	09/29/10	9.450	USD	119,085	(152,661)
93,000	Morgan Stanley	Waste Management, Inc.	09/29/10	33.143	USD	57,641	(50,547)

						$5,548,526	$(5,869,356)

Options on Indices
5,000	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50 Index	09/03/10	2,652.200	EUR	$656,731	$(84,693)
4,800	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50 Index	09/17/10	2,783.560	EUR	574,239	(53,194)
6,600	Goldman Sachs & Co.	Dow Jones Euro Stoxx 50 Index	10/01/10	2,657.590	EUR	774,855	(540,941)
1,700	Morgan Stanley	FTSE 100 Index	09/03/10	5,149.400	GBP	427,334	(241,635)
1,700	Societe Generale	FTSE 100 Index	09/17/10	5,330.640	GBP	386,994	(138,716)
1,700	Nomura	FTSE 100 Index	10/01/10	5,195.340	GBP	402,116	(405,208)
135,000	UBS Warburg LLC	Nikkei-225 Stock Average	09/03/10	9,457.680	JPY	512,084	(496)

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

# of			Expiration			Premiums	Fair
Contracts	Counterparty	Description	Date	Strike		Received	Value

133,000	Societe Generale	Nikkei-225 Stock Average	09/17/10	9,653.875	JPY	$436,227	$(24,461)
129,000	Goldman Sachs & Co.	Nikkei-225 Stock Average	10/01/10	9,083.520	JPY	438,201	(250,509)
64,000	Royal Bank of Scotland Group PLC	S&P 500® Index	09/03/10	1,073.840	USD	2,311,360	(108,637)
64,000	Morgan Stanley	S&P 500® Index	09/17/10	1,120.487	USD	1,989,594	(120,996)
61,600	Goldman Sachs & Co.	S&P 500® Index	10/01/10	1,071.200	USD	2,046,032	(1,201,113)

						$10,955,767	$(3,170,599)

Options on Currencies
27,000,000	JPMorgan Chase & Co.	European Union Currency Option (EUR/USD)	09/21/10	1.291	USD	$261,900	$(103,291)
26,000,000	Goldman Sachs & Co.	European Union Currency Option (EUR/USD)	10/20/10	1.341	USD	247,000	(53,917)
40,000,000	Goldman Sachs & Co.	European Union Currency Option (EUR/USD)	11/22/10	1.319	USD	376,000	(340,321)
20,500,000	JPMorgan Chase & Co.	Japanese Yen Currency Option (USD/JPY)	09/21/10	85.780	USD	143,500	(496,455)
22,000,000	JPMorgan Chase & Co.	Japanese Yen Currency Option (USD/JPY)	10/20/10	81.450	USD	154,000	(171,285)
20,500,000	Citigroup, Inc.	Japanese Yen Currency Option (USD/JPY)	11/22/10	80.100	USD	133,250	(177,656)
20,000,000	Citigroup, Inc.	United Kingdom Currency Option (GBP/USD)	09/21/10	1.550	USD	160,000	(108,569)
22,500,000	Barclays Bank PLC	United Kingdom Currency Option (GBP/USD)	10/20/10	1.575	USD	180,000	(137,188)
19,000,000	Citigroup, Inc.	United Kingdom Currency Option (GBP/USD)	11/22/10	1.605	USD	157,700	(111,746)

						$1,813,350	$(1,700,428)

		Total Written OTC Call Options:				$18,317,643	$(10,740,383)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2010 was as follows:

Derivatives not accounted for
as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Investments in securities at value*	$3,486,324
Foreign exchange contracts	Investments in securities at value*	801,781

Total Asset Derivatives		$4,288,105

Liability Derivatives

Equity contracts	Written options, at fair value	$9,039,955
Foreign exchange contracts	Written options, at fair value	1,700,428

Total Liability Derivatives		$10,740,383

*	Includes purchased options

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
ING Global Equity Dividend and
Premium Opportunity Fund
as of August 31, 2010 (Unaudited) (continued)

The effect of derivative instruments on the Fund’s Statement of Operations for the six months ended August 31, 2010 was as follows:

	Amount of Realized Gain or (Loss)
	on Derivatives Recognized in Income
Derivatives not accounted for		Written
as hedging instruments	Investments*	Options	Total

Equity contracts	$(10,468,115)	$540,775	$(9,927,340)
Foreign exchange contracts	130,828	3,026,900	3,157,728

Total	$(10,337,287)	$3,567,675	$(6,769,612)

	Change in Unrealized
	Appreciation or (Depreciation)
	on Derivatives Recognized in Income
Derivatives not accounted for		Written
as hedging instruments	Investments*	Options	Total

Equity contracts	$1,733,983	$5,408,119	$7,142,102
Foreign exchange contracts	(1,340,646)	(1,076,221)	(2,416,867)

Total	$393,337	$4,331,898	$4,725,235

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

Supplemental Option Information (Unaudited)

Supplemental Call Option Statistics as of August 31, 2010
% of Total Net Assets against which calls written	50.86%
Average Days to Expiration at time written	36 days
Average Call Moneyness* at time written	OTM/ATM
Premium received for calls	$18,317,643
Value of calls	$(10,740,383)

Supplemental Put Option Statistics as of August 31, 2010
% of Total Net Assets against which Currency puts purchased	41.86%
Average Days to Expiration at time purchased	93 days
% of Total Net Assets against which Index puts purchased	25.10%
Average Days to Expiration at time purchased	91 days
Average Currency Put Moneyness* at time purchased	OTM
Average Index Put Moneyness* at time purchased	OTM
Premium Paid for puts	$6,815,038
Value of puts	$4,288,105

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Global Equity Dividend and Premium Opportunity Fund was held June 24, 2010, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

To elect three members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund, with all three individuals to serve as Class II Trustees, for a term of three-years, and until the election and qualification of their successors.

			Shares
			Voted
		Shares	Against		Total
		Voted	or	Shares	Shares
	Proposal*	For	Withheld	Abstained	Voted

Class II Trustees	John V. Boyer	86,485,148.032	2,248,135.396		88,733,283.428
	Patricia W. Chadwick	86,534,033.646	2,199,249.782		88,733,283.428
	Sheryl K. Pressler	86,479,974.731	2,253,308.697		88,733,283.428

*	Proposal Passed

ADDITIONAL INFORMATION (Unaudited)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund. Effective September 30, 2010, Edwin Cuppen was added and Frank van Etten was removed as individuals who are responsible for the day-to-day management of the Fund’s portfolio.

During the period, the Fund reduced its monthly distribution from $0.125 to $0.100 per month, commencing with the distribution paid on July 15, 2010.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

It is contemplated that the Fund will pay monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested portion of the Dividend

ADDITIONAL INFORMATION (Unaudited) (continued)

amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Key Financial Dates — Calendar 2010 Distributions:

Declaration Date	Ex-Dividend Date	Payable Date

January 15, 2010	February 1, 2010	February 16, 2010
February 16, 2010	March 1, 2010	March 15, 2010
March 15, 2010	April 1, 2010	April 15, 2010
April 15, 2010	May 3, 2010	May 17, 2010
May 17, 2010	June 1, 2010	June 15, 2010
June 15, 2010	July 1, 2010	July 15, 2010
July 15, 2010	August 2, 2010	August 16, 2010
August 16, 2010	September 1, 2010	September 15, 2010
September 15, 2010	October 1, 2010	October 15, 2010
October 15, 2010	November 1, 2010	November 15, 2010
November 15, 2010	December 1, 2010	December 15, 2010
December 15, 2010	December 29, 2010	January 17, 2011

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2010 was 55,566, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on May 28, 2010 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310-1900

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

PRSAR-UIGD                  (0810-102210)

Item 2.  Code of Ethics.

Not required for semi-annual filing.

Item 3.  Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5.  Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6.  Schedule of Investments.

ING Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2010 (Unaudited)

	Shares					Value

COMMON STOCK:				94.3%
			Australia:		4.1%
		383,034	Australia & New Zealand Banking Group Ltd.			$7,735,305
		2,612,014	Insurance Australia Group			8,033,840
		3,032,129	Macquarie Airports Management Ltd.			8,016,367
		4,498,874	Telstra Corp. Ltd.			11,049,798
		282,853	Wesfarmers Ltd.			8,065,458
						42,900,768

			Canada:		1.9%
		353,291	Enerplus Resources Fund			8,090,364
		326,423	TransCanada Corp.			11,632,273
						19,722,637

			Denmark:		0.8%
		210,015	D/S Norden			7,885,962
						7,885,962

			Finland:		1.5%
		1,880,807	Nokia OYJ			16,026,437
						16,026,437

			France:		11.1%
		121,225	BNP Paribas			7,510,058
		283,430	Bouygues S.A.			11,442,596
		255,167	Carrefour S.A.			11,528,038
		363,845	Gaz de France			11,219,915
		245,401	Lafarge S.A.			11,258,222
		290,582	Sanofi-Aventis			16,634,750
		349,867	Total S.A.			16,273,865
		263,737	Vinci S.A.			11,513,276
		750,468	Vivendi			17,411,927
						114,792,647

			Germany:		5.6%
		160,828	Allianz AG			16,418,333
		123,054	Deutsche Boerse AG			7,492,086
		696,871	Deutsche Post AG			11,372,774
		397,765	E.ON AG			11,164,170
		87,899	Muenchener Rueckversicherungs AG			11,201,225
						57,648,588

			Hong Kong:		2.7%
		319,602	China Mobile Ltd. ADR			16,401,975
		820,682	Hang Seng Bank Ltd.			11,281,949
						27,683,924

			Ireland:		1.1%
		762,119	CRH PLC			11,692,590
						11,692,590

			Italy:		4.2%
		628,560	Altantia S.p.A.			11,813,569
		859,552	Banche Popolari Unite Scpa			7,512,248
		842,387	ENI S.p.A.			16,643,968
		2,697,905	Intesa Sanpaolo S.p.A.			7,517,541
						43,487,326

			Japan:		5.9%
		7,132,100	Mizuho Financial Group, Inc.			10,938,624
		60,100	Nintendo Co., Ltd.			16,661,530
		6,771	NTT DoCoMo, Inc.			11,473,625
		371,900	Sumitomo Mitsui Financial Group, Inc.			11,036,844
		245,900	Takeda Pharmaceutical Co., Ltd.			11,301,913
						61,412,536

			Netherlands:		2.7%
		622,388	Royal Dutch Shell PLC			16,477,769
		818,455	Royal KPN NV			11,833,172
						28,310,941

			Singapore:		2.2%
		1,105,500	DBS Group Holdings Ltd.			11,355,455
		5,154,000	Singapore Telecommunications Ltd.			11,743,968
						23,099,423

			Spain:		2.4%
		636,005	Banco Bilbao Vizcaya Argentaria S.A.			7,660,856
		763,956	Telefonica S.A.			16,884,851
						24,545,707

			Switzerland:		2.8%
		381,578	Credit Suisse Group			16,687,837
		227,045	Novartis AG ADR			11,917,592
						28,605,429

			Taiwan:		1.6%
		1,728,941	Taiwan Semiconductor Manufacturing Co., Ltd. ADR			16,269,335
						16,269,335

			United Kingdom:		6.2%
		608,730	GlaxoSmithKline PLC			11,359,746
		797,268	HSBC Holdings PLC			7,808,966
		1,413,124	Reed Elsevier PLC			11,308,414
		5,965,757	Royal & Sun Alliance Insurance Group			11,218,101
		647,792	Scottish & Southern Energy PLC			11,365,667
		4,009,161	Thomas Cook Group PLC			11,123,110
						64,184,004

			United States:		37.5%
		228,420	Abbott Laboratories			11,270,243
		338,650	Altria Group, Inc.			7,558,668
		409,021	Ameren Corp.			11,481,219
		322,457	American Electric Power Co., Inc.			11,418,202
		463,008	Arthur J. Gallagher & Co.			11,505,749
		621,706	AT&T, Inc.			16,804,713
		291,948	Automatic Data Processing, Inc.			11,272,112
		432,409	Bristol-Myers Squibb Co.			11,277,227
		221,425	Chevron Corp.			16,420,878
		531,264	ConAgra Foods, Inc.			11,469,990
		308,925	ConocoPhillips			16,196,938
		241,052	Consolidated Edison, Inc.			11,457,202
		148,297	Cullen/Frost Bankers, Inc.			7,600,221
		285,019	Diebold, Inc.			7,393,393
		193,284	EI Du Pont de Nemours & Co.			7,880,189
		281,001	Exelon Corp.			11,442,361
		573,422	H&R Block, Inc.			7,368,473
		943,386	Hudson City Bancorp., Inc.			10,872,526
		379,724	JC Penney Co., Inc.			7,594,480
		253,060	Kimberly-Clark Corp.			16,297,064
		116,607	Kinder Morgan Energy Partners LP			7,813,835
		564,262	Kraft Foods, Inc.			16,899,647
		401,217	Leggett & Platt, Inc.			7,691,330
		104,217	Lorillard, Inc.			7,921,534
		156,237	McDonald’s Corp.			11,414,675
		328,855	Merck & Co., Inc.			11,562,542
		278,070	NYSE Euronext			7,713,662
		1,036,700	Pfizer, Inc.			16,514,631
		220,034	Philip Morris International, Inc.			11,318,549
		842,350	Pitney Bowes, Inc.			16,206,814
		291,477	PPL Corp.			7,916,515
		200,805	Reynolds American, Inc.			10,951,905
		314,299	Southern Co.			11,531,630
		365,145	Spectra Energy Corp.			7,427,049
		341,242	Waste Management, Inc.			11,291,698

						388,757,864

			Total Common Stock
			( Cost $994,755,024 )			977,026,118

REAL ESTATE INVESTMENT TRUSTS:				2.3%
			Australia:		0.7%
		690,437	Westfield Group			7,717,758

						7,717,758

			Netherlands:		0.8%
		136,639	Corio NV			7,830,706

						7,830,706

			United Kingdom:		0.8%
		838,102	Land Securities Group PLC			7,824,412

						7,824,412

			Total Real Estate Investment Trusts
			( Cost $24,065,210 )			23,372,876

# of
Contracts	Counterparty					Value

POSITIONS IN PURCHASED OPTIONS:			0.4%
			European Union:		0.1%
4,000	Morgan Stanley	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,389.830 EUR, Expires 09/17/10			49,647
3,800	Royal Bank of Scotland Group PLC	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,294.160 EUR, Expires 10/15/10			112,860
6,500	Goldman Sachs & Co.	@	Dow Jones Euro Stoxx 50 Index, Strike Price 2,302.890 EUR, Expires 11/19/10			418,546
27,000,000	JPMorgan Chase & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.165, Expires 09/21/10			5,718
26,000,000	Goldman Sachs & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.214, Expires 10/20/10			155,684
40,000,000	Goldman Sachs & Co.	@	European Union Currency Option (EUR/USD), Strike Price 1.197, Expires 11/22/10			315,115

						1,057,570

			Japan:		0.1%
95,000	Royal Bank of Scotland Group PLC	@	Nikkei 225 Index, Strike Price 8,921.070 JPY, Expires 09/17/10			328,818
102,000	UBS Warburg LLC	@	Nikkei 225 Index, Strike Price 8,336.700 JPY, Expires 10/15/10			247,109
94,000	Morgan Stanley	@	Nikkei 225 Index, Strike Price 8,153.280 JPY, Expires 11/19/10			281,765
20,500,000	JPMorgan Chase & Co.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 95.800, Expires 09/21/10			119
22,000,000	JPMorgan Chase & Co.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 91.000, Expires 10/20/10			18,785
20,500,000	Citigroup, Inc.	@	Japanese Yen Currency Option (USD/JPY), Strike Price 89.800, Expires 11/22/10			70,959

						947,555

			United Kingdom:		0.0%
1,250	Morgan Stanley	@	FTSE 100 Index, Strike Price 4,694.898 GBP, Expires 09/17/10			19,378
1,300	Morgan Stanley	@	FTSE 100 Index, Strike Price 4,569.260 GBP, Expires 10/15/10			76,308
1,200	Societe Generale	@	FTSE 100 Index, Strike Price 4,580.000 GBP, Expires 11/19/10			150,958
20,000,000	Citigroup, Inc.	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.400, Expires 09/21/10			2,506
22,500,000	Barclays Bank PLC	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.430, Expires 10/20/10			53,739
19,000,000	Citigroup, Inc.	@	United Kingdom Currency Option (GBP/USD), Strike Price 1.470, Expires 11/22/10			179,156

						482,045

			United States:		0.2%
45,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 991.460 USD, Expires 09/17/10			333,671
48,000	Royal Bank of Scotland Group PLC	@	S&P 500® Index, Strike Price 937.070 USD, Expires 10/15/10			521,332
46,000	Goldman Sachs & Co.	@	S&P 500® Index, Strike Price 937.700 USD, Expires 11/19/10			945,932

						1,800,935

			Total Positions in Purchased Options
			(Cost $6,815,038)			4,288,105

			Total Long-Term Investments
			(Cost $1,025,635,272)			1,004,687,099

			Total Investments in Securities
			(Cost $1,025,635,272) *	97.0%		$1,004,687,099
			Other Assets and Liabilities — Net	3.0		31,041,562

			Net Assets	100.0%		$1,035,728,661

		ADR	American Depositary Receipt
		@	Non-income producing security

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minium qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews Shaun P. Mathews
President and Chief Executive Officer
Date: November 4, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews Shaun P. Mathews
President and Chief Executive Officer
Date: November 4, 2010

By	/s/ Todd Modic Todd Modic
Senior Vice President and Chief Financial Officer
Date: November 4, 2010